MFS® INVESTMENT MANAGEMENT

111 Huntington Avenue, Boston, Massachusetts  02116-7618

617 - 954-5000

March 31, 2014

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on behalf of MFS® Global High Yield Fund (formerly, MFS High Yield Opportunities Fund) (the “fund”); Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 55 to the Registration Statement of the Trust (the “Amendment”), marked (except as described below) to indicate all changes from Post-Effective Amendment No. 53 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of reflecting changes to the fund’s name and related investment strategies.   Please note the Part B Statement of Additional Information is not marked to indicate changes from Post-Effective Amendment No. 53 due to the restructuring of the Fund’s Statement of Additional Information.

If you have any questions concerning the foregoing, please call Lisa Foley at (617) 954-6634.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

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Enclosures